Integration and Restructuring Costs - Narrative (Details) $ in Millions	12 Months Ended
	Apr. 30, 2017 USD ($) lease Position	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost			$ 263.6
Total restructuring charges			15.4
Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 40.0
Restructuring and related cost, expected noncash charge	4.0
Restructuring and related cost, incurred cost	18.6	$ 1.3
Restructuring and related cost, noncash charge incurred to date	2.1
Restructuring and related cost, incurred noncash charge	$ 2.1	0.0
Reduction in positions due to restructuring | Position	275
Restructuring and related costs, number of leases exited | lease	2
Organization Optimization Program [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	$ 12.4	1.3
Restructuring and related cost obligations	3.3	1.3
Organization Optimization Program [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	1.8	0.0
Organization Optimization Program [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	4.4	0.0
Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	290.0
Restructuring and related cost, expected noncash charge	45.0
Restructuring and related cost, incurred cost	64.1	145.2	36.0
Restructuring and related cost, noncash charge incurred to date	27.8
Restructuring and related cost, incurred noncash charge	3.2	18.9	5.7
Big Heart [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	105.0
Restructuring and related cost, incurred cost	16.3	52.4	13.4
Restructuring and related cost obligations	5.3	13.4
Big Heart [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	115.0
Restructuring and related cost, incurred cost	33.9	56.0	16.1
Big Heart [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	70.0
Restructuring and related cost, incurred cost	$ 13.9	$ 36.8	$ 6.5